RESTRUCTURING AND ASSET RELATED CHARGES - NET (Details) - 2020 Restructuring Program - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	$ 845	$ 152	$ 97
Restructuring Reserve		96	135
Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	7	47	2
Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	351	15	2
Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	48	32	24
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	439	58	$ 69
2020 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		168
Restructuring Reserve, Settled Without Cash, Charges Against Reserve		(50)
Payments for Restructuring		(56)
2020 Restructuring Program | Accrued and other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		62	168
2020 Restructuring Program | Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		10
2020 Restructuring Program | Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		18
2020 Restructuring Program | Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		57
2020 Restructuring Program | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		83
Employee Severance [Member] | 2020 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		118
Restructuring Reserve		62	118
Payments for Restructuring		(56)
Asset Related Charges And Other [Member] | 2020 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		50
Restructuring Reserve			$ 50
Restructuring Reserve, Settled Without Cash, Charges Against Reserve		$ (50)

[1]	See Note 5 for information regarding the Company's restructuring programs and asset related charges.